UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Courtney R. Taylor

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Municipal Bond Fund® Investment portfolio April 30, 2014 unaudited

Bonds, notes & other debt instruments 93.56%
	Principal amount	Value
Alabama 0.52%	(000)	(000)

Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	$ 500	$ 508
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	750	795
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	3,000	3,237
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	500	567
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2035	15,000	3,026
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	1,389
Jefferson County, Sewer Rev. Warrants, Series 2013-F, 0%/7.75% 2046[1]	2,500	1,377
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	3,500	3,055
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	1,100	1,129
		15,083
Arizona 2.81%

Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.97% 2048 (put 2020)[2]	2,500	2,494
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	446	447
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	940	920
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037[3]	3,550	3,103
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.966% 2037[2]	5,000	4,069
La Paz County, Industrial Dev. Rev. Bonds (Imperial Regional Detention Fac. Project), Series 2013, 7.80% 2039	4,500	4,698
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	2,224
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	425	438
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Project),
Series 2014-A, 6.50% 2034[3]	1,560	1,546
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Project),
Series 2014-A, 6.75% 2044[3]	4,500	4,491
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	6,369
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,247
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds
(Tucson Electric Power Co. Project), 4.00% 2029	3,390	3,291
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds
(Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	17,000	17,201
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds
(Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,465
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,318
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	3,000	3,002
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe),
Series 2012-A, 6.25% 2042	1,000	1,032
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039	1,000	1,104
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2021	500	541
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2022	500	538
Bonds, notes & other debt instruments
	Principal amount	Value
Arizona (continued)	(000)	(000)

Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	$ 500	$ 531
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.70% 2029	770	819
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 6.00% 2033	700	744
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	1,014
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	689
		81,335
California 14.61%

City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	2,535	2,687
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	2,295	2,416
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	820	850
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	3,905	3,955
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	553
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	1,000	1,096
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	2,250	2,428
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,381
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2047	6,000	6,002
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-C-1, 3.00% 2019	2,000	2,005
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	2,500	2,542
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2014-A, 5.00% 2043	1,000	1,070
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2008-B-1, 1.22% 2045 (put 2024)[2]	1,500	1,507
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2012-D-1, 0.956% 2045 (put 2017)[2]	4,000	4,041
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 2012, 4.25% 2023	1,000	1,032
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
Series 2012, 5.00% 2028	1,000	1,033
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	603
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	652
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	621
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2027	650	643
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2028	600	586
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2029	1,205	1,187
Successor Agcy. to the Carson Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1),
Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2034	1,250	1,254
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds
(Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2025	1,165	1,013
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds,
Series 2012-D, 0% 2035	1,000	365
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds,
Series 2012-D, 0% 2036	1,200	414
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series A, AMB
AC insured, 6.50% 2023	955	1,150
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	$ 4,165	$4,507
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,069
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.),
Series A, AMBAC insured, 5.00% 2022	2,000	2,123
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,532
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,291
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,545
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	1,000	1,051
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 2004-C, 5.875% 2034	1,100	1,263
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds
(Improvement Area No. 1), Series 2007, 5.00% 2037	500	495
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds,
Series 2005-A, 4.90% 2025	1,150	1,164
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,180
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 4.00% 2029	2,140	2,122
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 4.00% 2031	700	680
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	7,500	7,178
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds,
Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	2,500	2,239
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	5,000	5,329
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	885
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0%/6.85% 2042[1]	1,250	720
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,197
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	5,500	5,927
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	3,854
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2024	4,545	4,746
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	1,000	1,005
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2007-A-1, 5.125% 2047	10,500	8,003
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-A-1, 5.75% 2047	9,000	7,451
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	1,000	1,244
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	1,025	1,059
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 5.00% 2026	1,075	1,110
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 3.35% 2022	1,175	1,176
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2020	450	511
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.50% 2025	645	665
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	2,250	2,251
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,955	1,967
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,058
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,000	1,140
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,255
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	1,000	1,042
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election,
Series 2012-B, 0% 2034	1,250	478
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	5,900	7,658
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds,
Series 2005, 5.20% 2036	2,850	2,870
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds,
Series 2007-A, AMBAC insured, 5.00% 2038	$6,270	$ 6,399
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	2,470	2,625
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,635
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,650
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,617
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	1,000	1,013
Municipal Fin. Auth., Charter School Rev. Bonds (Partnerships to Uplift Communities Project),
Series 2012-A, 5.25% 2042	850	778
Municipal Fin. Auth., Charter School Rev. Bonds (Partnerships to Uplift Communities Project),
Series 2012-A, 5.30% 2047	520	471
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	500	449
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	2,100	1,722
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.00% 2028[3]	845	853
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2038[3]	750	751
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[3]	1,000	986
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,420	1,685
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039	2,000	2,393
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,100
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,600	1,603
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	997
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[3]	7,500	8,636
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	539
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,594
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	2,965	2,663
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	1,250	1,300
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,343
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds,
Issue of 2006, AMBAC insured, 4.875% 2033	7,000	7,021
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,169
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,260
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,228
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	1,820	1,851
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	4,213
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	3,457
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	1,000	1,032
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources
(Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[3]	9,000	8,891
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	620	662
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2032	810	858
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.25% 2029	2,295	2,373
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.50% 2033	1,485	1,535
Public Works Board, Lease Rev. Bonds (Regents of the University of California),
Series 2008-A, 5.00% 2033 (preref. 2018)	50	58
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	1,500	1,764
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	$ 6,000	$ 7,186
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	3,500	3,754
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,210
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	1,000	1,054
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC-National insured, 0.708% 2034[2]	5,000	3,892
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	1,000	1,101
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,264
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.00% 2018	165	165
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	1,000	1,001
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	14,504
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,987
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	3,000	3,388
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2009-C, 6.50% 2039	1,450	1,634
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,775	2,063
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039	2,500	2,811
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,000	2,198
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2014-A, 5.00% 2032	260	276
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay South Redev. Project), Series 2014-A, 5.00% 2033	500	526
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds
(Mission Bay South Public Improvements), Series 2013-B, 3.00% 2020	400	409
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds
(Mission Bay South Public Improvements), Series 2013-C, 0% 2043	5,000	909
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,398
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,215
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	265
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	6,925	7,712
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	2,006
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2022	1,600	1,773
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	1,000	1,051
Redev. Agcy. of the City of San Jose, Tax Allocation Bonds (Merged Area Redev. Project),
Series 2003, FGIC-National insured, 4.90% 2033	2,340	2,341
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-C, National insured, 3.75% 2028	11,545	10,748
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	2,000
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,753
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	966
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	3,486
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	3,151
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds,
Series 2011-A, 5.75% 2040	$3,000	$3,297
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2026	1,000	1,033
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2027	500	516
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-B, 5.875% 2038	650	672
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[3]	2,660	2,675
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[3]	6,700	6,623
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds,
Series 2011-A, 5.10% 2030	930	996
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds
(Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	93
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,707
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	200	201
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[3]	5,250	5,294
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,560	1,653
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	2,860
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-B, 3.50% 2018	1,500	1,512
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital),
Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	500	535
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	3,000	3,148
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	1,030
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	940	946
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,779
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-A, 5.625% 2032	1,000	1,014
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-A, 6.00% 2042	1,000	1,019
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-B-2, 4.00% 2018	1,000	1,000
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.00% 2029	2,000	2,152
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.25% 2039	2,500	2,670
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	980	1,076
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,836
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	1,500	1,441
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.00% 2029	1,500	1,718
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	4,500	5,148
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	2,250	2,407
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,121
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,059
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,452
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	330	270
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	550	439
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2037	$ 105	$ 82
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,035	1,128
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	4,975	3,927
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	14,375	11,189
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	3,100	3,637
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2024	1,165	1,252
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2028	700	742
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2035	1,000	1,023
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2040	450	459
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	140	142
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,950	2,327
		422,797
Colorado 5.15%

Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	870	861
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	3,240	3,011
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	1,980	1,747
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds,
Series 2013-A, 5.625% 2038	1,000	1,078
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds,
Series 2013-A, 6.00% 2038	1,250	1,395
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	5,610	5,633
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[2]	2,000	1,582
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,137
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	18,000	18,038
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	2,905	2,943
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	500	515
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.258% 2033[2]	4,740	3,880
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,277
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds),
Series 2006-B, National insured, 0% 2035	1,585	493
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds),
Series 2006-B, National insured, 0% 2037	10,125	2,765
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	1,000	1,110
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	1,000	1,097
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group),
Series 2013, 8.00% 2043	11,000	11,027
Bonds, notes & other debt instruments
	Principal amount	Value
Colorado (continued)	(000)	(000)

Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	$ 6,000	$ 6,108
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2013, 5.625% 2043	2,000	2,146
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,549
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,172
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	17,050	16,740
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	2,018
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,050
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,579
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	5,500	5,707
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 6.00% 2040	1,250	1,334
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.00% 2030	350	379
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.25% 2040	975	1,045
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/
Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025 (preref. 2014)	5,500	5,537
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020	1,500	1,618
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,500	1,508
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	4,157
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,465
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,700	1,823
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	14,800	15,792
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.25% 2034	430	430
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	3,250	3,025
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	3,225	3,187
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds,
Series 2013, 5.00% 2033	505	505
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds,
Series 2013, 5.125% 2038	1,035	1,030
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,181	1,105
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2029	25	25
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	1,980	1,890
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 0%/9.50% 2040[1]	2,220	1,404
		148,917
Connecticut 0.64%

Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,250	1,313
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	4,500	4,672
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,030	3,001
Bonds, notes & other debt instruments
	Principal amount	Value
Connecticut (continued)	(000)	(000)

Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	$ 2,000	$ 1,895
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	2,665	2,668
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	3,000	3,002
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	2,000	2,001
		18,552
Delaware 0.02%

Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	500	519
District of Columbia 0.23%

Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue),
Series 2007, National insured, 5.00% 2029	1,000	1,085
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects),
Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	5,000	4,306
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,223
		6,614
Florida 7.63%

Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	586
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,307
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds
(Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,727
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	900	994
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	1,000	1,002
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	1,000	1,049
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	500	502
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,713
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,564
Broward County, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,105
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	2,225	2,145
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	2,500	2,877
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health — Jacksonville Project), Series 2013-A, 6.00% 2033	5,000	5,298
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	5,250	5,738
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,155	1,163
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	2,515	2,551
Escambia County, Environmental Improvement Rev. Ref. Bonds, Series 2006-B, AMT, 5.00% 2026	1,000	1,000
Crossings at Fleming Island Community Dev. Dist. (Clay County),
Special Assessment and Special Assessment Ref. Bonds, Series 2000-C, 7.05% 2015	515	515
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	9,355	7,895
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,260	—
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	$40,185	$ 5,311
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
Series 2002, 6.75% 2034	3,905	3,920
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,140	1,024
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018 (preref. 2015)	250	268
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018 (preref. 2016)	100	112
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	70	78
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	930	1,021
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2022	1,940	2,095
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	2,000	2,159
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[3]	4,565	4,962
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	590	568
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037	875	565
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.375% 2036	2,190	1,634
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-A, 5.30% 2038[4]	1,970	650
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-B, 5.00% 2011[4]	7,420	2,449
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	880	732
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project),
Series 2006, 5.50% 2036	2,915	2,185
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project),
Series 2006-B, 6.77% 2020	2,350	2,383
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	2,996
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	4,250	4,230
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,858
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,087
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,507
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	2,067
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,668
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds,
Series 2007-B, 5.60% 2014[4]	4,255	1,468
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	3,090	3,508
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds
(Munroe Regional Health System), Series 2007, 5.00% 2022 (preref. 2017)	2,110	2,413
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2000-A, 7.65% 2032	5,105	5,108
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2002, 6.625% 2032	4,215	3,699
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center),
Series 2012, 5.50% 2042	$6,000	$6,329
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2036[4]	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 2036[1]	160	140
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 2038[1]	305	259
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 2020[1]	405	392
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project),
Series 2014-B, 5.00% 2037	1,750	1,748
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project),
Series 2014-A, 4.25% 2024	1,000	1,000
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project),
Series 2014-A, 5.00% 2037	1,500	1,499
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2021	1,000	1,114
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2022	1,750	1,940
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2023	2,250	2,472
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,190
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	2,500	2,778
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	2,000	2,274
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,242
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	2,000	2,204
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	1,000	1,152
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	1,500	1,572
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,137
Palm Beach County Health Facs. Auth., Rev. Bonds (Sinai Residences Boca Raton Project),
Series 2014-A, 7.50% 2049	3,200	3,417
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,435	2,284
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County),
Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,630	2,353
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[4]	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[4]	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	395	409
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	4,575	1,747
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-B, AMT, 5.375% 2029	1,000	1,131
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013[4]	1,320	1,003
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds
(Presbyterian Retirement Communities Project), Series 2004-A, 5.625% 2034	2,500	2,532
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	3,625	3,859
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	1,600	1,705
Bonds, notes & other debt instruments
	Principal amount	Value
Florida (continued)	(000)	(000)

St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2017	$ 970	$ 1,011
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2027	4,800	4,878
Seminole Tribe of Florida, Series A, 5.25% 2027[3]	10,000	10,707
Seminole Tribe of Florida, Series A, 5.50% 2024[3]	1,500	1,631
Seminole Tribe of Florida, Series A, 5.75% 2022[3]	1,130	1,238
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013[4]	2,035	1,547
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,290	1,291
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds,
Series 2005-A, 5.55% 2036	5,420	5,449
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds,
Series 2005-B, 5.25% 2016	1,920	1,954
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.00% 2020	675	680
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,595	1,480
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2),
Series 2005, 5.80% 2036	5,940	3,533
		220,737
Georgia 2.71%

Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	2,240	1,859
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2027	2,000	2,173
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,859
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	4,210
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	2,000	2,340
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,200	3,302
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-A, 8.75% 2029	5,000	6,086
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-B, AMT, 9.00% 2035	6,000	6,340
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	5,250	5,523
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	3,750	3,907
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.00% 2029	1,850	2,065
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,925	3,590
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	793
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,484
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,517
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	1,000	938
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	2,500	2,155
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,102
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia (continued)	(000)	(000)

Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project),
Series 2008, 6.00% 2034	$6,500	$ 7,403
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.50% 2039	3,500	3,712
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,151
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,171
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2027	5,250	5,297
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2037	1,375	1,342
Dev. Auth. of Richmond County, Environmental Improvement Rev. Ref. Bonds,
Series 2002-A, AMT, 6.00% 2025	2,000	2,001
		78,320
Guam 0.33%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	1,500	1,612
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,014
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	521
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,074
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,104
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	625	667
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	500	513
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	250	264
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,847
		9,616
Hawaii 0.24%

Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project),
Series A, 8.75% 2029	1,000	1,143
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project),
Series A, 9.00% 2044	3,250	3,704
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.75% 2040	1,000	1,085
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2013-A, 5.50% 2043	1,000	1,097
		7,029
Idaho 0.52%

Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	370	371
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	300	300
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	650	651
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	425	425
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	540	543
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	710	718
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	7,230	7,347
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.125% 2049	4,520	4,594
		14,949
Illinois 6.08%

Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	6,000	5,698
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	275	275
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,154
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	$1,680	$ 1,912
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,072
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,495
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,280
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2012-A, AMT, 5.00% 2026	3,500	3,807
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, AMT, 5.00% 2023	2,000	2,263
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	260	266
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	4,900	4,920
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	2,110	2,353
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,750	1,804
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	1,010
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	4,000	3,881
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	1,000	1,073
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,000	6,281
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.625% 2042	2,000	1,930
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,520
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	2,002
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	2,100	2,240
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	1,575	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	3,325	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	2,100	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,619
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	4,009
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,091
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,020
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,940
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	1,500	1,589
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	1,000	1,056
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	9,962
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	12,168
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	2,250	2,448
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,528
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	4,200	4,584
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,351
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	6,765	7,469
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	11,500	12,597
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	2,965	2,972
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	5,043
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	2,875	3,037
G.O. Bonds, Series 2014, 5.00% 2039	8,675	9,003
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,093
G.O. Bonds, Series of May 2014, 5.00% 2039	2,600	2,701
Bonds, notes & other debt instruments
	Principal amount	Value
Illinois (continued)	(000)	(000)

Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds
(Tuscany Woods Project), Series 2007, 5.75% 2037[4]	$ 4,966	$ 2,153
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.20% 2015	470	478
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	1,017
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	357	361
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project),
Series 2004, 6.25% 2034	1,712	1,746
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	323
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040[4]	5,000	850
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	824	776
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,000	11,584
		175,804
Indiana 2.50%

City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project),
Series 2007, 5.00% 2028	2,055	1,985
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project),
Series 2007, 5.00% 2032	725	680
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	7,809
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,252
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	1,000	1,063
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2032	3,800	3,853
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project),
Series 2012-A, 5.00% 2039	7,175	7,200
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.00% 2035	2,500	2,589
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.00% 2044	8,500	8,614
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project),
Series 2013-A, AMT, 5.25% 2051	11,600	12,053
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,500	3,712
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	3,000	3,272
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	1,000	1,046
Indianapolis Airport Auth., Special Fac. Rev. Bonds
(United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[4]	3,500	44
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,095
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	1,000	1,146
City of Valparaiso, Exempt Facs. Rev Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	4,080	4,419
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,469
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	5,000	4,906
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	1,000	976
		72,183
Bonds, notes & other debt instruments
	Principal amount	Value
Iowa 1.16%	(000)	(000)

Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	$ 2,500	$ 2,563
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	5,112
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	115	119
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	6,000	6,087
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	16,750	16,807
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	3,000	3,054
		33,742
Kansas 0.44%

Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	1,995
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	276
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	823
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	1,287
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	5,250	5,264
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,562	2,464
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	575	605
		12,714
Kentucky 0.52%

Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	2,000	2,239
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.625% 2027	1,000	1,096
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,645
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,033
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,054
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project),
Series 2013-A, 6.00% 2053	5,500	6,033
		15,100
Louisiana 1.60%

Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds
(West Jefferson Medical Center), Series 2011-A, 6.00% 2039	2,000	2,192
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	10,557
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	4,400	4,974
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,500	6,134
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	4,500	5,019
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	3,000	3,086
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	500	515
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,203
Bonds, notes & other debt instruments
	Principal amount	Value
Louisiana (continued)	(000)	(000)

Public Facs., Rev. Bonds (Impala Warehousing LLC Project), Series 2013, AMT, 6.50% 2036	$ 3,000	$ 3,133
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,814
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	2,500	2,655
		46,282
Maine 0.33%

Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,364
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	3,350	3,628
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,649
		9,641
Maryland 0.81%

City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034 (preref. 2015)	2,612	2,728
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034 (preref. 2015)	903	925
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	510
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.80% 2038	1,000	1,048
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.875% 2043	950	991
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project),
Series 2003, 5.375% 2033	3,000	2,966
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project),
Series 2013, 5.00% 2033	1,000	1,023
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project),
Series 2012, 5.00% 2034	1,500	1,515
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	1,500	1,503
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,049	1,061
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	8,250	8,289
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	980	980
		23,539
Massachusetts 1.54%

Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042	1,500	1,483
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project),
Series 2012-C, AMT, 5.25% 2042	11,755	11,835
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,483
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2019	540	540
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2029	2,150	2,151
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	712	679
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,760	1,543
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,115	1,771
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	3,226	2,631
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	629	452
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,591	8
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,081
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,335
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	3,190	3,713
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,493
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	1,250	1,258
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	1,000	1,190
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue),
Series 2010-A, 5.00% 2035	1,800	1,934
Bonds, notes & other debt instruments
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	$1,000	$ 1,064
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,500	1,746
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,164
		44,554
Michigan 5.27%

Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	2,500	2,530
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.125% 2043	5,000	5,073
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2001-C-1, Assured Guaranty Municipal Insured, 7.00% 2027	1,000	1,084
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2012-A, 5.25% 2039	5,850	5,710
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	8,200	7,997
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2025	1,415	1,532
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,074
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	1,000	1,139
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020	1,450	1,606
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,178
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,250	1,322
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,084
City of Flint, Hospital Building Auth., Rev. Ref. Rental Bonds (Hurley Medical Center), Series 2010, 6.00% 2020	870	870
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	310	310
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,586
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,849
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,000	1,864
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	3,608
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	1,000	825
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	2,000	2,020
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	5,500	5,903
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	962
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.375% 2041	1,250	1,204
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds
(Holland Home Obligated Group), Series 2012, 5.625% 2041	4,000	4,001
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	1,250	1,274
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	2,995	3,021
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	4,000	4,911
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2014-D, 5.00% 2039	1,250	1,307
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	2,700	2,803
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	1,000	1,145
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project),
Series 2013, AMT, 8.50% 2030[3]	2,535	2,484
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project),
Series 2013, AMT, 8.50% 2030[3]	7,715	7,613
Bonds, notes & other debt instruments
	Principal amount	Value
Michigan (continued)	(000)	(000)

Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	$ 1,800	$ 2,127
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	36,340	29,529
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	5,440	5,206
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.00% 2034	11,000	11,082
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-B, AMT, 5.00% 2037	2,000	2,030
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2020	5,000	5,612
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2022	2,000	2,230
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2028	12,000	12,690
		152,395
Minnesota 0.13%

Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,430	1,469
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds,
Series 2009-B, AMT, 5.00% 2022	2,000	2,282
		3,751
Mississippi 0.24%

Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	1,500	1,546
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,351
		6,897
Missouri 1.71%

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2019	1,885	2,014
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds,
Series 2006-A, 4.65% 2017	915	847
Health and Educational Facs. Auth., Health Facs. Rev. Bonds, Series 2014-A, 5.00% 2027	1,000	1,137
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,000	2,066
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2011, 6.00% 2041	1,000	1,078
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	3,008
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,950	8,133
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	2,500	2,516
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,268
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,562
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	3,275	3,816
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2028	1,000	1,165
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	1,000	1,158
Bonds, notes & other debt instruments
	Principal amount	Value
Missouri (continued)	(000)	(000)

City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	$5,490	$ 5,918
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2012, AMT, 5.00% 2032	1,685	1,739
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	5,000	4,839
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,303
		49,567
Montana 0.25%

Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project),
Series 2006-A, 6.00% 2025	2,250	2,300
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project),
Series 2006-A, 6.125% 2036	4,850	4,906
		7,206
Nebraska 0.13%

Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	3,500	3,722
Nevada 2.31%

Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,360
Clark County, Airport System Rev. Bonds, Series 2011-A-1, AMT, AMBAC insured, 5.00% 2026	2,000	2,204
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	5,000	5,430
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2025	2,000	2,179
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,415	2,624
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2028	2,000	2,163
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	995	909
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2020	1,490	1,585
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2021	1,595	1,687
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,096
City of Henderson, Local Improvement Dist. No. T-16
(Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2018	1,110	1,093
City of Henderson, Local Improvement Dist. No. T-16
(Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2019	1,380	1,351
City of Henderson, Local Improvement Dist. No. T-16
(Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.125% 2025	3,435	3,169
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	675	682
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	935	970
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.00% 2015	1,650	1,625
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.00% 2016	930	905
Bonds, notes & other debt instruments
	Principal amount	Value
Nevada (continued)	(000)	(000)

City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.25% 2026	$ 4,475	$ 3,877
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.30% 2035	7,275	5,766
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	945	958
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	7,000	7,950
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds,
Series 2013, 4.25% 2024	200	195
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds,
Series 2013, 5.00% 2022	495	519
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds,
Series 2013, 5.00% 2023	445	466
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds,
Series 2013, 5.00% 2024	320	335
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	3,000	3,072
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,502
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	7,800	4,059
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	545	558
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	1,430	1,554
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.75% 2027	1,000	1,037
		66,880
New Hampshire 0.19%

Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,620
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,862
		5,482
New Jersey 4.13%

Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds
(Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,841
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project),
Series 2011-A, AMT, 10.50% 2032[3]	13,000	13,133
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project),
Series 2012-A, AMT, 5.00% 2037	6,750	6,775
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project),
Series 2012-A, AMT, 5.125% 2043	750	755
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project),
Series 2013, AMT, 5.375% 2043[5]	11,225	11,861
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project),
Series 2013, AMT, 5.625% 2052[5]	4,940	5,264
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2026	2,435	2,473
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2036	500	501
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,500	3,791
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	210	213
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,570
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	17,000	17,249
Bonds, notes & other debt instruments
	Principal amount	Value
New Jersey (continued)	(000)	(000)

Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project),
Series 2000-B, AMT, 5.625% 2030	$ 1,750	$ 1,806
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,577
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project),
Series 2012, AMT, 5.75% 2027	4,500	4,643
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,158
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	500	543
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	1,000	1,077
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2024	1,000	1,121
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Chilton Memorial Hospital Issue),
Series 2009, 5.75% 2039 (preref. 2019)	860	1,051
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.00% 2026	2,000	2,145
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.25% 2035	3,000	3,162
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	1,000	952
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,169
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	1,500	1,673
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,121
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 5.00% 2041	23,355	18,395
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2030	10,000	4,612
		119,631
New Mexico 0.39%

Dona Ana County, Improvement Dist. Bonds
(Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	1,275	1,279
Dona Ana County, Improvement Dist. Bonds
(Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	3,265	3,279
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2032	2,000	1,919
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2042	3,000	2,801
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	460	470
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	310	332
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	385	399
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	885	923
		11,402
New York 3.49%

Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project),
Series 2013-A, 5.50% 2043	500	510
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	600	634
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group,
Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	4,000	4,275
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	541
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,590	1,808
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,138
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,652
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	3,000	3,336
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,108
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	$ 1,000	$ 1,050
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	13,360	14,565
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,271
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,564
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,022
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	509
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds
(Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,068
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (1998 British Airways Plc Project),
Series 1998, AMT, 5.25% 2032	6,945	6,795
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	16,700
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,447
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,213
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.125% 2030	1,000	978
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	832
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,104
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	2,250	2,502
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project),
Series 2012-A, AMT, 5.25% 2042	2,750	2,769
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project),
Series 2012, 5.00% 2042	2,000	1,885
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,923
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,056
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	344
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[3]	8,585	8,772
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[3]	3,405	3,522
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds
(KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	2,000	2,010
		100,903
North Carolina 0.26%

Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,268
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds
(Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	3,000	2,916
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds
(Lutheran Services for the Aging), Series 2012-A, 5.00% 2037	1,000	985
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	2,280
		7,449
Ohio 4.41%

Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2020	2,500	2,820
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	8,580	9,515
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	1,500	1,503
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds
(Akron General Health System), Series 2012, 5.00% 2031	4,000	4,202
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2033	$ 3,315	$ 3,555
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	13,000	10,892
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	10,860	8,947
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 6.50% 2047	22,500	19,924
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,125	5,432
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,080
City of Centerville, Health Care Rev. Ref. Bonds
(Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	1,000	1,019
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	4,000	4,141
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,994
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,201
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,086
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,488
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,060
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,053
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. — Mount Alverna Project),
Series 2004-D, 6.50% 2034	1,315	1,356
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities),
Series 2013-A, 6.125% 2040	2,000	2,101
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,717
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds
(Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	11,000	11,945
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,555
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project),
Series 2011-A, 6.625% 2046	1,000	1,100
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2016	1,685	1,780
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2037	2,000	2,008
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034 (preref. 2014)	2,250	2,255
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	1,000	1,015
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,084
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	385	402
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	2,138
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2033	1,435	1,329
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2044	6,000	5,292
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds
(Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	4,700	4,662
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2014-B, 4.00% 2033 (put 2019)	2,000	2,094
		127,745
Oklahoma 0.89%

Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 2026[3]	6,500	7,161
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2008-A, AMT, 6.80% 2038	670	720
Bonds, notes & other debt instruments
	Principal amount	Value
Oklahoma (continued)	(000)	(000)

Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds,
Series 2001-B, AMT, 5.50% 2035	$16,250	$ 16,423
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,489
		25,793
Oregon 0.52%

Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	9,915	9,247
City of Forest Grove, Oregon Campus Improvement Rev. Ref. Bonds (Pacific University Project),
Series 2014-A, 5.00% 2040	1,250	1,293
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,348
		14,888
Pennsylvania 2.73%

Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,707
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc.
Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,013
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc.
Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,737
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.75% 2028	2,500	2,557
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	5,600	5,682
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	1,000	1,017
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2010, 6.00% 2043	3,500	3,585
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	5,109
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,026
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	3,000	3,004
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,370	2,394
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	5,890	5,828
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds,
Series 2011-A, 5.75% 2041	1,500	1,677
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	85	85
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,056
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project),
Series 2009-A, 5.75% 2039	1,500	1,576
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	1,000	1,021
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,131
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	814
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,708
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,653
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	2,951
Bonds, notes & other debt instruments
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	$11,545	$ 11,110
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	1,000	930
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	5,600	5,901
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.72% 2017[2]	1,000	1,004
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	5,400	5,449
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015 (escrowed to maturity)	1,200	1,241
		78,966
Puerto Rico 2.79%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,040	1,572
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	2,260	1,641
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2033	1,495	1,011
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	1,500	1,007
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	23,320	15,661
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,900	1,328
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 2042	3,020	1,770
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 2036	2,000	1,298
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	1,000	658
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	1,500	973
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	6,830	4,021
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	1,250	776
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	1,350	1,222
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	2,000	1,685
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth.,
Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project),
Series 2004, National insured, 4.25% 2024	550	518
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	524
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	2,735	2,844
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,100	1,127
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,012
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	842
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	795	658
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	814
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,200	973
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2016	790	815
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education
Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	240	193
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	5,645	5,656
Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico (continued)	(000)	(000)

Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-A, 5.00% 2023	$ 2,000	$ 1,494
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	1,750	1,181
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	4,570	3,290
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	15,850	14,690
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	2,500	1,994
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	736
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2037	380	287
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	1,600	1,185
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	7,145	5,070
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	200	158
		80,684
Rhode Island 0.09%

Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue),
Series 2013-A, 6.00% 2033	1,250	1,327
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2028	800	814
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2029	400	405
		2,546
South Carolina 0.75%

Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,165	1,211
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	2,485	2,449
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	2,015	1,889
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	6,000	6,802
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,700	1,616
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.30% 2035	4,000	3,597
Richland County, Environmental Improvement Rev. Ref. Bonds, Series 2014-A, AMT, 3.875% 2023	4,000	4,102
		21,666
South Dakota 0.15%

Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	2,650	2,871
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,475	1,565
		4,436
Tennessee 0.74%

Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds
(CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	805	825
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. and Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2032	1,350	1,407
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,861
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,945
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,143
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,132
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,767
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,205
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac.
Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.25% 2042	1,845	1,793
Bonds, notes & other debt instruments
	Principal amount	Value
Tennessee (continued)	(000)	(000)

Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage
Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	$ 1,735	$ 1,709
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,561
		21,348
Texas 6.93%

Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds
(Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,948
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Company Project),
Series 1999-A, AMT, 7.70% 2033	5,020	138
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Company Project),
Series 1999-C, AMT, 7.70% 2032	2,700	74
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Company Project),
Series 2001-A, AMT, 8.25% 2030	14,500	399
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Company LLC Project),
Series 2003-B, AMT, 6.30% 2032	1,700	47
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	3,000	3,319
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	2,200	2,414
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	2,500	2,733
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.625% 2026	1,000	1,017
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	1,150	1,137
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,712
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2013-A, 4.35% 2042	1,200	1,097
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2012-D, AMT, 5.00% 2042	9,000	9,293
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-A, 4.75% 2038	8,225	8,202
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-B, 4.75% 2042	5,750	5,662
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project),
Series 1995, AMT, 4.875% 2025	6,000	6,048
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,568
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	455
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,040	907
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2048	5,250	5,589
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2028	1,400	1,458
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,421
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,511
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,865
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds
(Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	1,000	1,086
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	485	528
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,064
Bonds, notes & other debt instruments
	Principal amount	Value
Texas (continued)	(000)	(000)

City of Houston, Airport System Special Facs. Rev. Bonds
(Continental Airlines, Inc. Airport Improvement Projects), Series 1997-C, AMT, 6.125% 2027	$ 1,000	$ 1,001
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2021	3,000	3,001
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2029	13,100	13,104
City of Houston, Airport System Special Facs. Rev. Bonds
(Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,179
City of Houston, Airport System Special Facs. Rev. Bonds
(Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,272
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044	1,000	1,112
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	2,874
Matagorda County Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project),
Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	3,652
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	740	744
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,305
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,629
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,550
New Hope Cultural Education Facs. Fin. Corp., First Mortgage Rev. Ref. Bonds
(Morningside Ministries Project), Series 2013, 6.50% 2043	3,370	3,554
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	4,392
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	6,000	6,537
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	3,000	3,474
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,728
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project),
Series 2014-A, 7.75% 2044	3,315	3,384
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project),
Series 2014-A, 8.00% 2049	3,300	3,397
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,429
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,150
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2025	1,000	1,149
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,534
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,825	3,258
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project),
Series 2012-B, AMT, 8.00% 2038	14,250	14,974
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project),
Series 2008-A, 5.00% 2019	1,370	1,556
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,943
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	1,030
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,285
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,660	1,752
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	1,295	1,306
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	3,000	3,006
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,359
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,750	4,158
		200,470
Bonds, notes & other debt instruments
	Principal amount	Value
Utah 0.16%	(000)	(000)

Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	$ 345	$ 346
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	355	356
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	185	185
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	620	624
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	300	301
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	330	333
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	340	341
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	460	460
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	270	270
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	840	852
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	295	296
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	310	310
		4,674
Vermont 0.13%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.728% 2022[2]	3,789	3,798
Virgin Islands 0.48%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,759
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	518
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,000	2,036
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,398
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	2,000	2,153
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	500	523
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	3,500	3,564
		13,951
Virginia 1.21%

City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds
(Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[1]	2,000	1,046
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds,
Series 2012-A, 5.00% 2047	2,500	2,538
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037[4]	4,582	2,637
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2042	2,000	1,839
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds
(Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,043
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2020	365	394
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2025	385	401
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	579	580
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,372
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.25% 2024	4,000	4,237
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,550	3,709
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.25% 2032	6,940	7,295
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-B-1, 5.00% 2047	9,400	6,742
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,175	1,188
		35,021
Bonds, notes & other debt instruments
	Principal amount	Value
Washington 1.37%	(000)	(000)

Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	$1,250	$ 1,266
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	8,376
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project),
Series 2014-A, 7.375% 2044[3]	7,000	7,233
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project),
Series 2014-A, 7.50% 2049[3]	9,090	9,464
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2029	2,000	2,161
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	2,000	2,150
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	2,131
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2012, AMT, 5.00% 2030	4,275	4,154
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,550	2,717
		39,652
West Virginia 0.18%

County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,068
Wisconsin 0.67%

General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,757
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	500	527
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.),
Series 2006, 5.00% 2026 (preref. 2016)	1,000	1,099
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.),
Series 2009-A, 7.25% 2029	1,000	1,125
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.),
Series 2009-A, 7.625% 2039	3,000	3,388
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds
(Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042[6]	8,410	8,102
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	500
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	3,000	3,015
		19,513
Multi-State 0.47%

MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[3]	4,000	3,960
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[3]	2,000	1,975
MuniMae TE Bond Subsidiary, LLC, Series A-5, AMT, 5.00% cumulative preferred 2028[3,5]	7,700	7,662
		13,597
Total bonds, notes & other debt instruments (cost: $2,619,722,000)		2,707,128
Common stocks 0.11%

Miscellaneous 0.11%

Other common stocks in initial period of acquisition		3,217
Total common stocks (cost: $1,018,000)		3,217
Short-term securities 5.43%

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project),
Series 2001, 0.08% 2029[2]	1,200	1,200
State of Illinois, Will County, Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001, AMT, 0.08% 2026[2]	1,400	1,400
	Principal amount	Value
Short-term securities	(000)	(000)

State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project),
Series 1989, 0.07% 2019[2]	$2,750	$2,750
State of Louisiana, Parish of St. Bernard, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project),
Series 1996, AMT, 0.08% 2026[2]	3,500	3,500
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2000, AMT, 0.08% 2030[2]	2,000	2,000
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 0.08% 2025[2]	2,000	2,000
State of Wyoming, Lincoln County, Pollution Control Rev. Bonds (Exxon Project),
Series 1987-A, AMT, 0.07% 2017[2]	5,700	5,700
Pollution Control Corp. of the County of Coconino, Pollution Control Rev. Bonds
(Arizona Public Service Co. Project), Series 1998, AMT, 0.10% 2033[2]	500	500
State of California, Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health),
Series 2008-A, Wells Fargo Bank LOC, 0.05% 2036[2]	3,000	3,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 2000 Authorization,
Series B-3, 0.05% 2035[2]	1,400	1,400
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project),
Series 2010-A, 0.06% 2035[2]	800	800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-E, 0.07% 2030[2]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-F, 0.07% 2030[2]	2,780	2,780
State of Mississippi, Jackson County, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1993, 0.07% 2023[2]	1,600	1,600
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue),
Series K-1, JPMorgan Chase LOC, 0.11% 2025[2]	2,775	2,775
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series Y-3, 0.05% 2035[2]	3,350	3,350
State of Florida, Sarasota County, Public Hospital Dist., Hospital Rev. Ref. Bonds
(Sarasota Memorial Hospital Project), Series 2009-B, JPMorgan Chase LOC, 0.08% 2037[2]	3,000	3,000
State of Florida, University Athletic Assn., Inc., Athletic Program Rev. Bonds,
Series 2001, JPMorgan Chase LOC, 0.07% 2031[2]	1,250	1,250
State of Illinois, City of Chicago, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.09% 2042[2]	7,600	7,600
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center),
Series 2010-B, Wells Fargo LOC, 0.07% 2044[2]	5,145	5,145
State of Iowa, Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Health System),
Series 2009-B, JPMorgan Chase LOC, 0.08% 2035[2]	6,015	6,015
State of Kentucky, Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds
(Baptist Healthcare System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.08% 2038[2]	3,585	3,585
State of Louisiana, Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project),
Series 2008, JPMorgan Chase LOC, 0.09% 2033[2]	7,000	7,000
State of Massachusetts, Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.09% 2037[2]	2,200	2,200
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital Issue),
Series 2010-N-4, JPMorgan Chase LOC, 0.07% 2049[2]	1,500	1,500
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 0.11% 2030[2]	3,000	3,000
State of Minnesota, City of Minneapolis and Housing and Redev.
Auth. of the City of Saint Paul, Health Care System Demand Rev. Ref. Bonds
(Allina Health System), Series 2009-B-2, JPMorgan Chase LOC, 0.08% 2035[2]	1,300	1,300
State of Minnesota, Housing and Redev. Auth. of the City of Saint Paul, Health Care System Demand
Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 0.09% 2035[2]	1,850	1,850
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-C, 0.07% 2030[2]	3,500	3,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-A, 0.08% 2034[2]	585	585
	Principal amount	Value
Short-term securities	(000)	(000)

State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-B, 0.07% 2034[2]	$ 3,660	$ 3,660
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-2, 0.07% 2035[2]	4,705	4,705
State of Montana, Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.09% 2025[2]	3,760	3,760
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.08% 2031[2]	800	800
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-B, 0.08% 2041[2]	1,700	1,700
State of New York, City of New York, G.O. Bonds, Fiscal 2012 Series G, Subseries G-5, 0.06% 2042[2]	4,800	4,800
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.13% 2032[2]	1,575	1,575
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, Bank of America LOC, 0.13% 2038[2]	6,035	6,035
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds
(Medical Center), Series 2008-B-1, JPMorgan Chase LOC, 0.08% 2031[2]	2,635	2,635
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 8/28/2014	30,000	30,185
Virginia College Building Auth., Educational Facs. Rev. Bonds
(21st Century College and Equipment Programs), Series 2006-B, 0.08% 2026[2]	2,640	2,640
State of West Virginia, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (United Health System Obligated Group),
Series 2008-B, JPMorgan Chase LOC, 0.09% 2041[2]	3,385	3,385
Total short-term securities (cost: $157,157,000)		157,165
Total investment securities (cost: $2,777,897,000)		2,867,510
Other assets less liabilities		26,034
Net assets		$2,893,544

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $135,366,000, which represented 4.68% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,102,000, which represented .28% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments
	California	$ —	$ 422,797	$—	$ 422,797
	Florida	—	220,737	—	220,737
	Texas	—	200,470	—	200,470
	Illinois	—	175,804	—	175,804
	Michigan	—	152,395	—	152,395
	Colorado	—	148,917	—	148,917
	Ohio	—	127,745	—	127,745
	New Jersey	—	119,631	—	119,631
	New York	—	100,903	—	100,903
	Arizona	—	81,335	—	81,335
	Other states & U.S. territories	—	956,394	—	956,394
	Common stocks	3,217	—	—	3,217
	Short-term securities	—	157,165	—	157,165
Total		$3,217	$2,864,293	$—	$2,867,510

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 142,661
Gross unrealized depreciation on investment securities	(61,513)
Net unrealized appreciation on investment securities	81,148
Cost of investment securities for federal income tax purposes	2,786,362

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-040-0614O-S37658

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: June 27, 2014

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: June 27, 2014